Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity

Note 11. Equity

  Share capital

The Company's issued share capital is composed of ordinary shares at NIS 0.01 par value. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

At the Company's annual general meeting held in June 2013, the Company's shareholders approved an amendment to the Company's articles of association to increase the number of ordinary shares the Company is authorized to issue to 180 million and correspondingly to increase the Company's share capital to NIS1.8 million.

On September 18, 2013, the Company completed a follow-on public offering of 5.2 million of its ordinary shares and received net proceeds of $462.9 million.

For other significant share issuance in connection with business combinations during the years ended December 31, 2015, 2014 and 2013, refer to note 2.

As of December 31, 2015, and 2014, there were 52,082 thousands ordinary shares and 50,923 thousands ordinary shares issued and outstanding, respectively. The Company's ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”.

  Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, restricted share units (“RSUs”) and other share-based awards to the Company's and its subsidiaries' respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options and RSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company. As of December 31, 2015, 2.7 million shares were available for equity awards under the 2012 plan. On January 1, 2016, the reserve pool under the 2012 plan was automatically increased by 0.5 million shares.

Stock options

A summary of the stock option activity for the year ended December 31, 2015 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2014	1,719,241	$43.89
Granted	1,020,951	32.78
Exercised	(164,678)	17.44
Forfeited	(125,772)	69.36
Options outstanding as of December 31, 2015	2,449,742	$39.73
Options exercisable as of December 31, 2015	1,064,712	$32.58

The following table summarizes information about stock options outstanding at December 31, 2015:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2015	Life in Years	Price	2015	Price
$2.21	-	$9.32	499,758	2.58	$6.71	482,014	$6.71
9.33	-	29.53	598,957	6.21	22.49	242,928	17.97
29.54	-	35.16	601,683	8.96	35.16	-	-
$35.17	-	$120.51	749,344	6.27	79.19	339,770	79.71
			2,449,742	6.16	$39.73	1,064,712	$32.58

Aggregate intrinsic value (U.S. $ in thousands)			$10,009			$9,532

          As of December 31, 2015, the weighted-average remaining contractual life of exercisable options was 3.4 years. The total intrinsic value of options exercised during 2015, 2014 and 2013 was approximately $4.6 million, $55.6 million and $160.1 million, respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2015, 2014 and 2013. The following assumptions were applied in determining the options' fair value on their grant date:

	2015	2014	2013
Risk-free interest rate	1.6% - 1.9%	1.3% - 2.0%	1.4% - 1.7%
Expected option term (years)	6.0	4.2 - 6.5	5.1 - 5.2
Expected share price volatility	50.1% - 53.5%	45.8% - 47.6%	56% - 57%
Dividend yield	-	-	-
Weighted average grant date fair value	$15.49	$60.82	$40.94

As of December 31, 2015, there were 1,385,030 unvested options of the Company. As of December 31, 2015, the unrecognized compensation cost related to all unvested stock options of $26.6 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.0 years.

Restricted Stock Units

A summary of the Company's RSUs activity for the year ended December 31, 2015 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair
Unvested RSUs outstanding as of December 31, 2014	660,101	$94.15
Granted	158,935	48.10
Vested	(93,424)	97.71
Forfeited	(166,488)	91.17
Unvested RSUs outstanding as of December 31, 2015	559,124	$81.35

The value of equity classified RSUs vested during 2015 was $2.8 million. As of December 31, 2015, the unrecognized compensation cost related to all unvested equity classified RSUs of $29.0 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.7 years.

Stock-based compensation expense for stock options and equity classified RSUs included in the Company's Statements of Operations were allocated as follows:

	2015	2014	2013

	(U.S. $ in thousands)

Cost of sales	$5,381	$4,493	$2,980
Research and development, net	5,759	4,862	3,491
Selling, general and administrative	18,870	20,852	17,791
Total stock-based compensation expenses	$30,010	$30,207	$24,262

  Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes for the years ended December 31, 2015 and 2014:

	Year ended December 31, 2015
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	(U.S. $ in thousands)
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(288)	(8,263)	(8,551)
Amounts reclassified from accumulated
other comprehensive loss	1,424	-	1,424
Other comprehensive income (loss)	1,136	(8,263)	(7,127)
Balance as of December 31, 2015	$(107)	$(10,667)	$(10,774)

	Year ended December 31, 2014
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Other	Total
	(U.S. $ in thousands)
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	(2,222)	(4,326)	—	(6,548)
Amounts reclassified from accumulated
other comprehensive income	826	—	167	993
Other comprehensive income (loss)	(1,396)	(4,326)	167	(5,555)
Balance as of December 31, 2014	$(1,243)	$(2,404)	$—	$(3,647)

Realized gains and losses on cash flow hedges were reclassified primarily to research and development, net and selling and general and administrative expenses. Other reclassifications from accumulated other comprehensive loss were reclassified to financial expense, net.